TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Deferred income taxes:

	As of December, 31
	2017	2018
In respect of:
Net operating loss carry forward	$16,342	$19,670
Research and development expenses	4,099	5,094
Other	1,541	1,402
Less – valuation allowance	(21,982)	(26,166)
Net deferred tax assets	$—	$—

Roll Forward of Valuation Allowance
Roll forward of valuation allowance

Balance at January 1, 2016	$10,888
Additions	3,111
Balance at December 31, 2016	$13,999
Additions	7,983
Balance at December 31, 2017	$21,982
Additions	4,184
Balance at December 31, 2018	$26,166